Supplemental Oil and gas Reserve Information (Unaudited) (Results of Operations From Oil and gas Producing Activities) (Detail) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Results Of Operations Income Before Income Taxes [Line Items]
Production revenues	$ 10,942,270	$ 8,496,519
Production costs	(4,095,850)	(3,102,321)
Depletion and depreciation	(1,691,008)	(1,541,069)
Income tax	(1,752,840)	(1,305,513)
Results of operations for producing activities	$ 3,402,572	$ 2,547,616